Note 10 - Coimmitments and Contingencies - Schedule of Remaining Lease Term (Details)	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Leases [Abstract]
Operating Lease, Weighted Average Remaining Lease Term	1 year 10 months 24 days	2 years 6 months 29 days	4 years
Operating Lease, Weighted Average Discount Rate, Percent	5.52%	552.00%	552.00%